ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended		11 Months Ended	12 Months Ended
	Aug. 31, 2016 CNY (¥) shares	May 02, 2016 USD ($) $ / shares shares	May 02, 2016 CNY (¥) shares	Dec. 14, 2015 USD ($)	Dec. 14, 2015 CNY (¥)	Nov. 18, 2015 shares	Dec. 31, 2015 CNY (¥)	Nov. 30, 2015 CNY (¥)	Nov. 17, 2015 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2017 USD ($) Vote $ / shares shares	Dec. 31, 2017 CNY (¥) Vote shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 14, 2015 CNY (¥)	Nov. 04, 2015 USD ($) $ / shares shares
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Number of votes per share | Vote												1	1
Ordinary share capital value authorized | $																	$ 30
Ordinary share, shares authorized | shares												3,000,000,000	3,000,000,000		3,000,000,000		3,000,000,000
Ordinary share, par value (in USD per share) | $ / shares												$ 0.00001		$ 0.00001			$ 0.00001
Ordinary share, shares issued | shares												1,425,282,175	1,425,282,175		1,377,708,575		1,000,000,000
Ordinary share, value issued												$ 14	¥ 93		¥ 90		$ 10
Capital injection | ¥							¥ 254,298
Issuance of ordinary shares | ¥									¥ 65		¥ 660,166
IPO
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Per share value of shares issued (in dollars per share) | $ / shares		$ 13.5
Private placement
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Per share value of shares issued (in dollars per share) | $ / shares		$ 13.5
ADSs | IPO
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Issuance of ordinary shares (in shares) | shares		7,500,000	7,500,000
ADSs | Private placement
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Issuance of ordinary shares (in shares) | shares		740,741	740,741
Ordinary Shares
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Issuance of ordinary shares (in shares) | shares						1,000,000,000			1,000,000,000		164,814,815
Issuance of ordinary shares		$ 1,648	¥ 10						¥ 65		¥ 11
Shares issued from exercise of stock option and RSUs | shares										47,573,600	12,002,820
Value of shares issued from exercise of stock option and RSUs | ¥										¥ 36,930
Ordinary Shares | IPO
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Issuance of ordinary shares (in shares) | shares		150,000,000	150,000,000
Ordinary Shares | Private placement
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Issuance of ordinary shares (in shares) | shares		14,814,815	14,814,815
Additional paid-in capital
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Capital injection				$ 39,390	¥ 254,300		254,298
Issuance of ordinary shares | ¥			¥ 660,160								¥ 660,155
Value of shares issued from exercise of stock option and RSUs | ¥											¥ 10,750
Rong Jin Hui Yin, Jin Xiang Yin Rui and Yin Tian Xia Technology
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Paid up capital | ¥							¥ 125,000
Gold Master HK
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Fair value of total consideration transferred | ¥	¥ 1,427,871
Ownership percentage acquired	100.00%
Ordinary shares issued | shares	200,890,940
Additional paid-in capital in Gold Master HK acquisition | ¥	¥ 1,146,252
Qian Zhong Su | Rong Jin Hui Yin, Jin Xiang Yin Rui and Yin Tian Xia Technology
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Fair value of total consideration transferred | ¥								¥ 107,260
Founding Shareholders
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Shareholder loan				$ 39,390												¥ 254,300